PREMISES AND EQUIPMENT (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premises And Equipment [Line Items]
Depreciation, Total	$ 587,000	$ 580,000	$ 597,000
Property, Plant and Equipment, Net	5,678,000	$ 6,068,000
Branch [Member]
Premises And Equipment [Line Items]
Property, Plant and Equipment, Net	1,178,000
Gain (Loss) on Disposition of Assets	59,000
Payments for Removal Costs	$ 22,000